INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF PROVISION FOR INCOME TAX

The following table presents the components of the six months ended June 30, 2025 and 2024 provision for income taxes:

	June 30,
	2025	2024
	(in thousands)
Current	$980	$1,757
Deferred	119	(87)
Total income tax expense	$1,099	$1,670